Pay vs Performance Disclosure	12 Months Ended			36 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as calculated in accordance with such rule) (CAP) and certain financial performance metrics of Occidental. For further information concerning Occidental’s pay for performance philosophy and how Occidental aligns executive compensation with performance, see “Compensation Discussion and Analysis–Compensation Program Emphasizes Performance” beginning on page 43.

			Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)			Occidental Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7) (millions)	CROCE(8) (non-GAAP)
2022	$14,969,510	$59,216,041	$5,953,206	$15,703,810	$171	$151	$13,304	36%
2021	$11,068,539	$25,210,335	$4,898,834	$7,786,898	$78	$97	$2,790	22%
2020	$14,165,451	$7,782,684	$4,697,945	$1,381,898	$46	$66	$(13,533)	9%

(1)	The dollar amounts reported are the amounts of “Total” compensation reported in our Summary Compensation Table for our CEO, Vicki Hollub, during each year.
(2)	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2022	$14,969,510	$9,750,372	$53,996,903	$59,216,041
2021	$11,068,539	$7,350,340	$21,492,136	$25,210,335
2020	$14,165,451	$12,275,071	$5,892,304	$7,782,684
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$18,773,421	$21,967,897	$12,615,629	$—	$639,957	$53,996,903
2021	$10,479,996	$9,102,171	$2,205,677	$(434,543)	$138,835	$21,492,136
2020	$6,596,252	$(1,315,766)	$787,250	$(515,538)	$340,106	$5,892,304
(3)	The dollar amounts reported represent the average of the amounts reported for Occidental’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Peterson, Mr. Bennett, Mr. Dillon, Mr. Jackson and Ms. Backus; (ii) for 2021, Mr. Peterson, Ms. Backus, Mr. Dillon and Mr. Jackson; and (iii) for 2020, Mr. Peterson, Ms. Backus, Mr. Dillon, Christopher O. Champion, Edward A. Lowe, Cedric W. Burgher and Oscar Brown.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in Pension Value(c)	Average Compensation Actually Paid to Other NEOs
2022	$5,953,206	$3,703,935	$13,454,539	$—	$15,703,810
2021	$4,898,834	$2,887,646	$5,775,710	$—	$7,786,898
2020	$4,697,945	$3,469,797	$163,959	$(10,209)	$1,381,898

(a)	The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$5,892,074	$5,260,035	$—	$2,157,005	$—	$145,425	$13,454,539
2021	$4,117,151	$1,475,558	$—	$278,367	$(107,488)	$12,122	$5,775,710
2020	$802,458	$(762,128)	$193,764	$(69,720)	$(111,552)	$111,137	$163,959

(c)	The average aggregate change in actuarial present value of all defined benefit pension plans reported in Summary Compensation Table total has been deducted ($16,391) and the average amount attributable to the service cost for the NEO for the year has been added ($6,183).

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the 1-, 2-, and 3-year periods beginning December 31, 2019 and running through each fiscal year end, assuming dividend reinvestment, and the difference between Occidental’s share price at the end and the beginning of the applicable measurement period by Occidental’s share price on December 31, 2019.
(6)	Amounts reported in this column assume that dividends were reinvested on the day of issuance. The peer group used for this purpose for 2022 and 2021 is the performance peer group as described in “Compensation Discussion and Analysis–Participants in the Executive Compensation Decision-Making Process–Role of Peer Company Information” on pages 44-45 and “–Elements of the 2022 Compensation Program–2022 Long-Term Incentive Award Mix at Grant Date–Total Shareholder Return (TSR) Award” beginning on page 49. The peer group used for this purpose for 2020 is the performance peer group as described in the company’s 2021 proxy statement in “Compensation Discussion and Analysis–Participants in the Executive Compensation Decision-Making Process–Role of Peer Company Information” on pages 44-45 and “–Elements of the 2020 Compensation Program–Long-Term Incentive Award Program–Total Shareholder Return (TSR) Award” beginning on page 49.
(7)	The dollar amounts reported represent the amount of net income reflected in Occidental’s audited financial statements for the applicable year.
(8)	CROCE is defined by Occidental as cash flows from operating activities before changes in working capital plus any distributions from Western Midstream Partners, LP which are included in cash flows from investing activities divided by average total debt plus stockholders’ equity (average of the beginning and ending totals for the current period). Management believes that CROCE is useful to investors when comparing our profitability and the efficiency with which management has employed capital over time relative to other companies. CROCE is not considered to be an alternative to net income reported in accordance with GAAP.

Company Selected Measure Name	CROCE
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for Occidental’s NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Peterson, Mr. Bennett, Mr. Dillon, Mr. Jackson and Ms. Backus; (ii) for 2021, Mr. Peterson, Ms. Backus, Mr. Dillon and Mr. Jackson; and (iii) for 2020, Mr. Peterson, Ms. Backus, Mr. Dillon, Christopher O. Champion, Edward A. Lowe, Cedric W. Burgher and Oscar Brown.
PEO Total Compensation Amount	$ 14,969,510	$ 11,068,539	$ 14,165,451
PEO Actually Paid Compensation Amount	$ 59,216,041	25,210,335	7,782,684
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of CAP, as computed in accordance with SEC rules for the CEO for each year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the CEO during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
Year	Reported Summary Compensation Table Total for CEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	CAP to CEO
2022	$14,969,510	$9,750,372	$53,996,903	$59,216,041
2021	$11,068,539	$7,350,340	$21,492,136	$25,210,335
2020	$14,165,451	$12,275,071	$5,892,304	$7,782,684
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were calculated in accordance with FASB ASC 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Year End Fair Value of Equity Awards Granted During the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$18,773,421	$21,967,897	$12,615,629	$—	$639,957	$53,996,903
2021	$10,479,996	$9,102,171	$2,205,677	$(434,543)	$138,835	$21,492,136
2020	$6,596,252	$(1,315,766)	$787,250	$(515,538)	$340,106	$5,892,304

Non-PEO NEO Average Total Compensation Amount	$ 5,953,206	4,898,834	4,697,945
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,703,810	7,786,898	1,381,898
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the applicable NEOs, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs for each year to determine the compensation actually paid:
Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards(a)	Average Equity Award Adjustments(b)	Average Reported Change in Pension Value(c)	Average Compensation Actually Paid to Other NEOs
2022	$5,953,206	$3,703,935	$13,454,539	$—	$15,703,810
2021	$4,898,834	$2,887,646	$5,775,710	$—	$7,786,898
2020	$4,697,945	$3,469,797	$163,959	$(10,209)	$1,381,898

(a)	The grant date fair value of equity awards represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year were calculated using valuation methodologies (x) to compute fair values that did not materially differ from those disclosed at the time of grant and (y) are accordance with FASB ASC 718. These adjustments include the addition (or subtraction, as applicable) of the following:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$5,892,074	$5,260,035	$—	$2,157,005	$—	$145,425	$13,454,539
2021	$4,117,151	$1,475,558	$—	$278,367	$(107,488)	$12,122	$5,775,710
2020	$802,458	$(762,128)	$193,764	$(69,720)	$(111,552)	$111,137	$163,959

(c)	The average aggregate change in actuarial present value of all defined benefit pension plans reported in Summary Compensation Table total has been deducted ($16,391) and the average amount attributable to the service cost for the NEO for the year has been added ($6,183).

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and CROCE
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis” beginning on page 37, Occidental’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that Occidental uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by Occidental to link executive compensation actually paid to Occidental’s NEOs, for the most recently completed fiscal year, to Occidental’s performance are as follows:

►	Cash Return on Capital Employed (CROCE) (Company-Selected Measure)
►	Relative Total Shareholder Return (TSR)
►	Total Spend per Barrel

Total Shareholder Return Amount	$ 171	78	46
Peer Group Total Shareholder Return Amount	151	97	66
Net Income (Loss)	$ 13,304,000,000	$ 2,790,000,000	$ (13,533,000,000)
Company Selected Measure Amount	36	22	9
PEO Name				Vicki Hollub
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cash Return on Capital Employed (CROCE)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Spend per Barrel
Average Aggregate Change in Actuarial Present Value of Defined Benefit Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (16,391)
Average Amount Attributaible to the Service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,183)
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,750,372	$ 7,350,340	12,275,071
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,996,903	21,492,136	5,892,304
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,773,421	10,479,996	6,596,252
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,967,897	9,102,171	(1,315,766)
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,615,629	2,205,677	787,250
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(434,543)	(515,538)
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	639,957	138,835	340,106
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,703,935	2,887,646	3,469,797
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,454,539	5,775,710	163,959
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,892,074	4,117,151	802,458
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,260,035	1,475,558	(762,128)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,157,005	278,367	(69,720)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(107,488)	(111,552)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	145,425	12,122	111,137
Non-PEO NEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,454,539	5,775,710	163,959
Non-PEO NEO [Member] | Change In Pension Value and Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(10,209)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 193,764